FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

23.  FAIR VALUE MEASUREMENT

As of December 31, 2021, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair value measurement
at December 31, 2021
Quoted prices
in active
	Total fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2021	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Liabilities
Contingent consideration	1,247	—	—	1,247

Total liabilities	1,247	—	—	1,247

The Group’s financial liability based on Level 3 inputs consists of a contingent consideration arrangement related to the acquisition of BTC.com Pool Business. The Company is contractually obligated to pay contingent consideration payments to Blockchain Alliance Holding if BTC.com Pool Business realizes certain net profit. The contingent consideration is settled as of December 31, 2022.

As of December 31, 2022, the Group has no asset or liability measured at fair value on a recurring basis.

The Group measures certain financial assets, including the investment under the measurement alternative method and equity method at fair value on a nonrecurring basis only if they were determined to be impaired. The Group’s non-financial assets, such as intangible assets, cryptocurrency assets, goodwill and property and equipment, would be measured at fair value when an impairment charge is recognized.